Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Cash flows provided by (used in) operating activities
Loss for the year	$ (7,500,233)	$ (1,928,870)	$ (465,644)
Items not affecting cash:
Accretion expense		1,900	5,024
Accrued interest income	(49,404)	(37,572)	(1,088)
Accrued interest expense	126,360	211,460
Accrued income taxes	1,668
Amortization - intangibles	17,722
Amortization - licenses	603,718
Depreciation	0	200	408
Bad debts	10,020
Share-based compensation	111,135	576,000
Non-cash listing expense	4,130,557
Change in value of derivatives	526,758
Write-off of investments in associates	310,484
Write-off of investments in film	12,447
Write-off of intangible assets	116,352
Gain on settlement of debt	(172,816)	(453)
Unrealized foreign exchange	(155,943)
Share of (profit) loss on equity investment	119,654	25,036	59,310
Changes in non-cash working capital:
Receivables	(99,469)	(32,035)	(2,918)
Prepaids	172,815	(154,604)
Accounts payable and accrued liabilities	2,044,431	182,984	326,740
Cash flows from (used in) operating activities	326,256	(1,155,954)	(78,168)
Cash flows used in investing activities
Cash acquired from reverse acquisition	579,279
Cash received prior to reverse acquisition	124,561
Cash acquired for Majesco	11,060
Payment for consideration of Majesco	(196,505)
Investment in film		(12,447)
Investment in associate	(2,339)	(275,805)
Investment in intangibles	(79,808)
Loan receivable issued		(278,619)	(100,000)
Loan receivable received		13,372	22,016
Restricted cash from reverse acquisition	(574,510)
Cash flows from (used in) investing activities	(138,262)	(553,499)	(77,984)
Cash flows provided by (used in) financing activities
Loan proceeds	167,500	2,000	2,656,831
Loan repayments	(27,500)	(1,756,721)
Loan proceeds from related parties	37,582	291,368
Loan repayments to related parties	(50,500)
Interest paid on loans		(160,585)
Shares issued for cash	4,157,760	592,427
Share issuance costs	(446,571)
Commitment to issue shares		168,550
Warrants issued for cash	156,615	126,000
Cash flows from (used in) financing activities	3,994,886	(736,961)	2,656,831
Effect of foreign exchange on cash	90,144
Change in cash during the year	4,273,024	(2,446,414)	2,500,679
Cash, beginning of year	54,307	2,500,721	42
Cash, end of year	$ 4,327,331	$ 54,307	$ 2,500,721